Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Research and development expenses, net	$ 8,563	$ 10,210	$ 8,638
Marketing and sales expenses	1,268	1,350	987
General and administrative expenses	3,005	3,469	3,696
Operating loss	12,836	15,029	13,321
Equity in net loss of an affiliated company	2,718	839	2,905
Financial income, net	(179)	(429)	(1,569)
Net Loss	$ 15,375	$ 15,439	$ 14,657
Basic and diluted loss per share (in USD) (in Dollars per share)	$ (0.07)	$ (0.10)	$ (0.12)
Weighted average number of shares outstanding used in computing basic and diluted loss per share - in thousands (in Shares)	219,913	149,534	120,612